Other Receivables And Prepaid Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Receivables and Prepaid Expenses [Line Items]
Deferred income taxes, net	$ 40,332	$ 35,735
Prepaid expenses	40,826	48,640
Government institutions	29,806	30,309
Derivative instruments	13,558	5,000
Other	15,294	15,636
Other receivables and prepaid expenses	145,562	151,367
Cross Currency Interest Rate Swaps
Other Receivables and Prepaid Expenses [Line Items]
Derivative instruments	$ 5,746	$ 16,047